Annual Report
                                      for
                            AUL American Unit Trust

                               December 31, 1998

American United Life Insurance Company                                       AUL

This report and the financial statements contained herein are for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

Front Cover

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To  Participants in AUL American Unit Trust

The current economic expansion has been particularly impressive and is now entering its eighth year, setting a new record as the longest period of peacetime growth. This expansion has been unique in that it has been accompanied by low inflation, low interest rates and low unemployment. At the same time, positive consumer confidence has translated into greater consumer spending and strong corporate profits have resulted in increased capital spending, both major drivers to economic growth. However, the playing field changed dramatically during the third quarter of 1998 when financial difficulties in Russia, Asia and Latin America and losses incurred by several well-known hedge funds caused a great deal of concern. In addition, the capital markets had to contend with a possible credit crunch, increased antagonism with Iraq, and the threat of political instability here at home.

The stock market experienced a marked downturn during the third quarter in response to these concerns. To help alleviate market stress, the Federal Reserve Board intervened on three occasions by cutting the federal funds rate a total of 75 basis points (0.75%). The Fed's actions, coupled with an easing of the global concerns, provided renewed vigor for the stock market during the last three months of the year.

Treasury yields declined sharply in the second half of the year as investors around the world sought the safety and liquidity of U.S. government-backed, dollar denominated securities. Yield declines for corporate bonds and mortgage-backed securities, however, were much smaller. Investors were particularly leery of smaller, less liquid bond issues, especially those backed by lower quality credits.

At the present time, most economists are expecting U.S. economic growth to decelerate in 1999. The slowdown in foreign economies has led to a decline in demand for American-made products which results in a contraction in U.S. exports. Generally, economists are also expecting consumer spending to ease and the level of corporate fixed investments to decline. In such an environment, it will be difficult for the stock market to achieve above average returns in the coming year.
                             /S/James W. Murphy
                                James W. Murphy
                                Chairman of the Board of Directors and President
Indianapolis, Indiana
January 28, 1999

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2

Report of Independent Accountants

The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Unit Trust at December 31, 1998, the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                                  /S/PricewaterhouseCoopers, LLP
Indianapolis, Indiana
February 1, 1999

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4

                             AUL American Unit Trust
                            Statements of Net Assets
                                December 31, 1998

                              AUL American Series Fund
             -------------------------------------------------------------------
               Equity       Money Market    Bond          Managed    Tact. Asset
             -------------  ------------  ------------  ----------- ------------
Assets:

Investments
at value    $ 41,104,938  $ 10,701,526  $ 12,935,764  $ 28,256,580  $     42,098

Net Assets  $ 41,104,938  $ 10,701,526  $ 12,935,764  $ 28,256,580  $     42,098

Units
outstanding   14,376,727     8,101,398     7,003,232    12,020,235        35,796

Accumulation
Unit Value  $       2.86  $       1.32  $       1.85  $       2.35  $       1.18



                      AUL American Series Fund                   Fidelity
             -----------------------------------------  ------------------------
              Conservative     Moderate    Aggressive
                Investor       Investor     Investor    High Income    Growth
             -------------  ------------  ------------  ------------  ----------
Assets:

Investments
at value    $    101,257  $    191,667  $    144,128  $ 17,770,667  $ 92,949,615

Net Assets  $    101,257  $    191,667  $    144,128  $ 17,770,667  $ 92,949,615

Units
outstanding       96,638       184,334       138,936    11,188,244    32,435,920

Accumulation
Unit Value  $       1.05  $       1.04  $       1.04  $       1.59  $       2.86

The accompanying notes are an integral part of the financial statements

                            AUL American Unit Trust
                      Statements of Net Assets (continued)
                               December 31, 1998

                                            Fidelity
             -------------------------------------------------------------------
              Overseas    Asset Manager   Index 500   Equity-Income   Contrafund
             -----------  --------------  ----------  --------------  ----------
Assets:

Investments
at value    $ 17,155,975  $ 68,757,041  $ 88,619,796  $ 18,381,333  $ 31,401,748

Net Assets  $ 17,155,975  $ 68,757,041  $ 88,619,796  $ 18,381,333  $ 31,401,748

Units
outstanding   10,099,671    37,109,026    30,592,950     9,537,700    13,160,702

Accumulation
Unit Value  $       1.70  $       1.85  $       2.90  $       1.93  $       2.39


             American Cent.    Alger        Calvert    T Rowe Price     PBHG
             ------------- ------------- ------------- ------------- -----------
               VP Capital     American   Social Mid-Cap
              Appreciation     Growth        Growth    Equity Income  Growth II
             ------------- ------------- ------------- ------------- -----------
Assets:

Investments
at value    $  2,157,239  $ 41,675,291  $  4,797,736  $ 37,980,070  $    470,219

Net Assets  $  2,157,239  $ 41,675,291  $  4,797,736  $ 37,980,070  $    470,219

Units
outstanding    1,905,162    16,282,040     2,283,661    19,081,441       412,873

Accumulation
Unit Value  $       1.13  $       2.56  $       2.10  $       1.99  $       1.14

The accompanying notes are an integral part of the financial statements

                            AUL American Unit Trust
                      Statements of Net Assets (continued)
                               December 31, 1998

                  PBHG                Janus                       Safeco
             -------------  --------------------------  ------------------------
              Technology &    Worldwide     Flexible
             Communications    Growth        Income       Equity       Growth
             -------------  ------------  ------------  ------------  ----------
Assets:

Investments
at value    $    288,557  $ 12,133,125  $  2,580,571  $  2,913,292  $  9,444,623

Net Assets  $    288,557  $ 12,133,125  $  2,580,571  $  2,913,292  $  9,444,623

Units
outstanding      214,047     8,357,911     2,204,070     2,034,751     6,688,427

Accumulation
Unit Value  $       1.35  $       1.45  $       1.17  $       1.43  $       1.41

The accompanying notes are an integral part of the financial statements

                            AUL American Unit Trust
               Statements of Operations and Changes in Net Assets
                 for the years ended December 31, 1998 and 1997


                                  AUL American Series Fund
         -----------------------------------------------------------------------
                 Equity                Money Market                Bond
         -----------------------  ----------------------  ----------------------
             1998         1997       1998        1997        1998       1997
         -----------  ----------  ----------  ----------  ----------  ----------

Operations:

Dividend
income  $ 4,129,858 $   788,183 $   386,161 $   286,404 $   782,456 $   579,827

Mortality
& expense
charges     473,604     355,069     100,713      73,604     129,862     104,776

Net Investment
Income
(Loss)    3,656,254     433,114     285,448     212,800     652,594     475,051

Gain (Loss) on Investments:

Net realized
gain
(loss)    3,608,786   1,929,622           0           0     254,972     100,116

Net change in
unrealized
appreciation
(deprec) (5,156,717)  4,385,719           0           0    (170,174)    (88,037)

Net Gain
(Loss)   (1,547,931)  6,315,341           0           0      84,798      12,079

Increase (Decrease)
In Net Assets from
Oper.     2,108,323   6,748,455     285,448     212,800     737,392     487,130

Contract Owner Transactions:

Proceeds
from units
sold     13,209,744   9,972,396  46,547,976  33,320,250  17,474,578   2,747,432

Cost of units
redeemed (8,168,235) (5,083,812 (43,481,629)(31,019,567)(13,767,123) (2,070,656)

Increase
(Decrease)5,041,509   4,888,584   3,066,347   2,300,683   3,707,455     676,776

Net increase
(decrease)7,149,832  11,637,039   3,351,795   2,513,483   4,444,847   1,163,906

Net Assets,
begin.   33,955,106  22,318,067   7,349,731   4,836,248   8,490,917   7,327,011

Net Assets,
ending  $41,104,938 $33,955,106 $10,701,526 $ 7,349,731 $12,935,764 $ 8,490,917
         ==========  ==========  ==========  ==========  ==========  ==========

Units
sold     4,750,246   4,078,308  35,822,473  26,576,977   9,671,190   1,664,142

Units
redeemed(2,959,555) (2,081,627)(33,485,508)(24,742,816) (7,605,386) (1,261,885)

Net increase
(decrease)1,790,691   1,996,681   2,336,965   1,834,161   2,065,804     402,257

Units outstanding,
begin.   12,586,036  10,589,355   5,764,433   3,931,272   4,937,428   4,535,171

Units outstanding,
ending   14,376,727  12,586,036   8,101,398   5,765,433   7,003,232   4,937,428


The accompanying notes are an integral part of the financial statements

                            AUL American Unit Trust
         Statements of Operations and Changes in Net Assets (continued)
                 for the years ended December 31, 1998 and 1997

                                  AUL American Series Fund
         -----------------------------------------------------------------------
                                                         Conservative  Moderate
                 Managed              Tactical Asset       Investor    Investor
         -----------------------  ----------------------  ----------  ----------
             1998        1997        1998       1997(1)     1998(2)     1998(2)
         -----------  ----------  ----------  ----------  ----------  ----------

Operations:

Dividend
income  $ 2,496,726 $ 1,251,403 $       976 $         8 $     1,251 $     1,722

Mortality
& expense
charges     325,915     265,574         175           0           0         154

Net Investment
Income
(Loss)    2,170,811     985,829         801           8       1,251       1,568

Gain (Loss) on Investments:

Net
realized
gain
(loss)    1,475,867     671,399        (115)          0           0           0

Net change in
unrealized
appreciation
(deprec.)(1,908,536)  2,073,656      (1,555)          3       1,439       4,839

Net Gain
(Loss)     (432,669)  2,745,055      (1,670)          3       1,439       4,839

Increase (Decrease)
In Net Assets from
Oper.     1,738,142   3,730,884        (869)         11       2,690       6,407

Contract Owner Transactions:

Proceeds
from units
sold      7,792,884   4,647,229      43,804         100      98,567     185,260

Cost of units
redeemed (5,039,746) (3,155,198)       (949)          0           0           0

Increase
(Decrease)2,753,138   1,492,031      42,855         100      98,567     185,260

Net increase
(decrease)4,491,280   5,222,915      41,987         111     101,257     191,667

Net Assets,
begin.   23,765,300  18,542,385         111           0           0           0

Net Assets,
ending  $28,256,580 $23,765,300 $    42,098 $       111 $   101,257 $   191,667
         ==========  ==========  ==========  ==========  ==========  ==========

Units
sold      3,432,189   2,298,195      36,499         100      96,638     184,334

Units
redeemed (2,228,278) (1,569,057)       (803)          0           0           0

Net increase
(decrease)1,203,911     729,138      35,696         100      96,638     184,334

Units outstanding,
beg.     10,816,324  10,087,186         100           0           0           0

Units outstanding,
ending   12,020,235  10,816,324      35,796         100      96,638     184,334

(1) For the Period from May 1, 1997 to December 31, 1997
(2) For the Period from March 31, 1998 to December 31, 1998

The accompanying notes are an integral part of the financial statements

                            AUL American Unit Trust
         Statements of Operations and Changes in Net Assets (continued)
                 for the years ended December 31, 1998 and 1997

         AUL American
          Series Fund                                Fidelity
         ------------            -----------------------------------------------
          Aggressive
           Investor                    High Income                Growth
         ------------            -----------------------  ----------------------
            1998(2)                  1998        1997        1998       1997
         ------------            -----------  ----------  ----------  ----------

Operations:

Dividend
income  $       983             $ 1,597,594 $   796,755 $ 7,725,638 $ 1,439,710

Mortality
& expense
charges         180                 198,837     146,800     871,434     590,413

Net Investment
Income
(Loss)          803               1,398,757     649,955   6,854,204     849,297

Gain (Loss) on Investments:

Net realized
gain
(loss)        2,351                 120,126     516,248   5,028,903   2,345,762

Net change in
unrealized
appreciation
(deprec.)     5,717              (2,521,237)    596,160  11,659,673   5,881,034

Net Gain
(Loss)        8,068              (2,401,111)  1,112,408  16,688,576   8,226,796

Increase (Decrease)
In Net Assets from
Oper.         8,871              (1,002,354)  1,762,363  23,542,780   9,076,093

Contract Owner Transactions:

Proceeds
from units
sold        159,391              11,184,502   5,631,914  35,267,762  17,758,368

Cost of units
redeemed    (24,134)             (5,953,368) (3,515,487)(20,979,905)(10,186,999)

Increase
(Decrease)  135,257               5,231,134    2,116,42  14,287,857   7,571,369

Net increase
(decrease)  144,128               4,228,780   3,878,790  37,830,637  16,647,462

Net Assets,
begin.            0              13,541,887   9,663,097  55,118,978  38,471,516

Net Assets,
ending  $   144,128             $17,770,667 $13,541,887 $92,949,615 $55,118,978
         ==========              ==========  ==========  ==========  ==========

Units
sold        163,479               6,720,498   3,595,859  14,692,263   9,328,133

Units
redeemed    (24,543)             (3,585,586) (2,221,754) (8,749,719) (5,394,827)

Net increase
(decrease)  138,936               3,134,912   1,374,105   5,942,544   3,933,306

Units outstanding,
begin.            0               8,053,332   6,679,227  26,493,376  22,560,070

Units outstanding,
ending      138,936              11,188,244   8,053,332  32,435,920  26,493,376
         ==========              ==========  ==========  ==========  ==========

(2) For the Period from March 31, 1998 to December 31, 1998

The accompanying notes are an integral part of the financial statements

                            AUL American Unit Trust
         Statements of Operations and Changes in Net Assets (continued)
                 for the years ended December 31, 1998 and 1997

                                         Fidelity
         -----------------------------------------------------------------------
                 Overseas              Asset Manager            Index 500
         -----------------------  ----------------------  ----------------------
             1998        1997        1998        1997        1998       1997
         -----------  ----------  ----------  ----------  ----------  ----------

Operations:

Dividend
income  $ 1,119,662 $ 1,001,817 $ 6,424,996 $ 4,572,177 $ 1,715,647 $   653,527

Mortality
& expense
charges     201,307     171,253     729,414     549,366     770,764     372,156

Net Investment
Income
(Loss)      918,355     830,564   5,695,582   4,022,811     944,883     281,371

Gain (Loss) on Investments:

Net realized
gain
(loss)      603,428   1,428,939   1,708,930   1,075,838   5,977,429   3,803,606

Net change in
unrealized
appreciation
(deprec.)   226,629    (992,681)    216,304   2,515,095   8,181,814   3,223,254

Net Gain
(Loss)      830,057     436,258   1,925,234   3,590,933  14,159,243   7,026,860

Increase (Decrease)
In Net Assets from
Oper.     1,748,412   1,266,822   7,620,816   7,613,744  15,104,126   7,308,231

Contract Owner Transactions:

Proceeds
from units
sold     20,264,193  16,550,480  19,851,423  11,799,650  54,712,307  33,188,691

Cost of units
redeemed(19,060,642)(15,021,536) (9,007,408) (5,887,440)(23,200,129)(15,658,881)

Increase
(Decrease)1,203,551   1,528,944  10,844,015   5,912,210  31,512,178  17,529,810

Net increase
(decrease)2,951,963   2,795,766  18,464,831  13,525,954  46,616,304  24,838,041

Net Assets,
begin.   14,204,012  11,408,246  50,292,210  36,766,256  42,003,492  17,165,451

Net Assets,
ending  $17,155,975 $14,204,012 $68,757,041 $50,292,210 $88,619,796 $42,003,492
         ==========  ==========  ==========  ==========  ==========  ==========

Units
sold     12,061,342  10,859,725  11,530,487   7,892,511  21,289,312  16,153,810

Units
redeemed(11,270,221) (9,796,364) (5,253,388) (3,928,662) (9,071,095) (7,620,276)

Net increase
(decrease)  791,121   1,063,361   6,277,099   3,963,849  12,218,217   8,533,534

Units outstanding,
begin.    9,308,550   8,245,189  30,831,927  26,868,078  18,374,733   9,841,199

Units outstanding,
ending   10,099,671   9,308,550  37,109,026  30,831,927  30,592,950  18,374,733
         ==========  ==========  ==========  ==========  ==========  ==========

The accompanying notes are an integral part of the financial statements

                            AUL American Unit Trust
         Statements of Operations and Changes in Net Assets (continued)
                 for the years ended December 31, 1998 and 1997

                             Fidelity                        American Century
         -----------------------------------------------  ----------------------
                                                                VP Capital
              Equity-Income            Contrafund              Appreciation
         -----------------------  ----------------------  ----------------------
             1998        1997         1998       1997        1998       1997
         -----------  ----------  ----------  ----------  ----------  ----------

Operations:

Dividend
income  $   807,143 $   626,460 $ 1,001,436 $   231,987 $   108,260 $    44,992

Mortality
& expense
charges     191,124     109,686     279,936     148,730      25,308      27,094

Net Investment
Income
(Loss)      616,019     516,774     721,500      83,257      82,952      17,898

Gain (Loss) on Investments:

Net realized
gain
(loss)      592,037     198,968   1,399,625     480,270    (145,811)   (242,024)

Net change in
unrealized
appreciation
(deprec.)   236,852   1,255,124   3,972,316   1,791,596      29,319      82,323

Net Gain
(Loss)      828,889   1,454,092   5,371,941   2,271,866    (116,492)   (159,701)

Increase (Decrease)
In Net Assets from
Oper.     1,444,908   1,970,866   6,093,441   2,355,123     (33,540)   (141,803)

Contract Owner Transactions:

Proceeds
from units
sold      7,597,451   5,754,994  13,525,264   9,337,115   1,025,794   1,386,304

Cost of units
redeemed (2,838,931) (1,406,108) (4,885,163) (2,083,657) (1,144,715) (1,124,243)

Increase
(Decrease)4,758,520   4,348,886   8,640,101   7,253,458    (118,921)    262,061

Net increase
(decrease)6,203,428   6,319,752  14,733,542   9,608,581    (152,461)    120,258

Net Assets,
begin.   12,177,905   5,858,153  16,668,206   7,059,625   2,309,700   2,189,442

Net Assets,
ending  $18,381,333 $12,177,905 $31,401,748 $16,668,206 $ 2,157,239 $ 2,309,700
         ==========  ==========  ==========  ==========  ==========  ==========

Units
sold      4,148,951   3,613,383   6,565,456   5,555,376     928,469   1,148,628

Units
redeemed (1,570,926)   (897,167) (2,370,377) (1,245,928)   (993,436)   (964,353)

Net increase
(decrease)2,578,025   2,716,216   4,195,079   4,309,448     (64,967)    184,275

Units outstanding,
begin.    6,959,675   4,243,459   8,965,623   4,656,175   1,970,129   1,785,854

Units outstanding,
ending    9,537,700   6,959,675  13,160,702   8,965,623   1,905,162   1,970,129

The accompanying notes are an integral part of the financial statements

                            AUL American Unit Trust
         Statements of Operations and Changes in Net Assets (continued)
                 for the years ended December 31, 1998 and 1997

                  Alger                  Calvert               T Rowe Price
         -----------------------  ----------------------  ----------------------
             American Growth      Social Mid-Cap Growth        Equity Income
         -----------------------  ----------------------  ----------------------
             1998        1997        1998        1997         1998      1997
         -----------  ----------  ----------  ----------  ----------  ----------

Operations:

Dividend
income  $ 4,116,683 $   123,940 $   531,185 $   181,799 $ 1,744,296 $   972,267

Mortality
& expense
charges     344,924     182,029      36,719      17,649     367,134     169,670

Net Investment
Income
(Loss)    3,771,759     (58,089)    494,466     164,150   1,377,162     802,597

Gain (Loss) on Investments:

Net realized
gain
(loss)    2,252,193   1,909,253     112,545     254,824   1,296,725     433,615

Net change in
unrealized
appreciation
(deprec.) 5,111,555     917,221     140,925    (154,179)   (534,704)  1,951,034

Net Gain
(Loss)    7,363,748   2,826,474     253,470     100,645     762,021   2,384,649

Increase(Decrease)
In Net Assets from
Oper.    11,135,507   2,768,385     747,936     264,795   2,139,183   3,187,246

Contract Owner Transactions:

Proceeds
from units
sold     25,946,680  17,980,961  11,058,290   4,105,208  19,653,169  13,767,571

Cost of units
redeemed(14,522,954)(11,040,785) (8,763,534) (3,917,872) (5,338,408) (1,614,233)

Increase
(Decr.)  11,423,726   6,940,176   2,294,756     187,336  14,314,761  12,153,338

Net increase
(decr.)  22,559,233   9,708,561   3,042,692     452,131  16,453,944  15,340,584

Net Assets,
begin.   19,116,058   9,407,497   1,755,044   1,302,913  21,526,126   6,185,542

Net Assets,
ending  $41,675,291 $19,116,058 $ 4,797,736 $ 1,755,044 $37,980,070 $21,526,126
         ==========  ==========  ==========  ==========  ==========  ==========

Units
sold     12,309,431  11,056,170   5,929,115   2,790,936  10,256,308   8,362,667

Units
redeemed (6,947,796) (6,810,757) (4,715,991) (2,690,839) (2,821,549)   (975,139)

Net increase
(decrease)5,361,635   4,245,413   1,213,124     100,097   7,434,759   7,387,528

Units outstanding,
begin.   10,920,405   6,674,992   1,070,537     970,440  11,646,682   4,259,154

Units outstanding,
ending   16,282,040  10,920,405   2,283,661   1,070,537  19,081,441  11,646,682
         ==========  ==========  ==========  ==========  ==========  ==========

The accompanying notes are an integral part of the financial statements

                            AUL American Unit Trust
         Statements of Operations and Changes in Net Assets (continued)
                 for the years ended December 31, 1998 and 1997

                               PBHG                               Janus
         -----------------------------------------------  ----------------------
                 Growth II             Tech. & Comm.         Worldwide Growth
         -----------------------  ----------------------  ----------------------
             1998       1997(1)       1998      1997(1)      1998      1997(1)
         -----------  ----------  ----------  ----------  ----------  ----------

Operations:

Dividend
income  $         0 $         0 $        31 $         0 $   236,259 $     5,662

Mortality
& expense
charges       2,790         286       2,215         414      79,994       8,550

Net Investment
Income
(Loss)       (2,790)       (286)     (2,184)       (414)    156,265     (2,888)

Gain (Loss) on Investments:

Net realized
gain
(loss)         (173)       (340)     (2,571)        463    (401,473)      2,701

Net change in
unrealized
appreciation
(deprec.)    48,875      (1,874)     67,736     (13,550)  1,523,872     (10,837)

Net Gain
(Loss)       48,702      (2,214)     65,165     (13,087)  1,122,399      (8,136)

Increase (Decrease)
In Net Assets from
Oper.        45,912      (2,500)     62,981     (13,501)  1,278,664     (11,024)

Contract Owner Transactions:

Proceeds
from units
sold        396,424      86,468     236,715     118,430  15,654,275   2,560,652

Cost of units
redeemed    (34,462)    (21,623)   (116,050)        (18) (7,227,614)   (121,828)

Increase
(Decrease)  361,962      64,845     120,665     118,412   8,426,661   2,438,824

Net increase
(decrease)  407,874      62,345     183,646     104,911   9,705,325   2,427,800

Net Assets,
begin.       62,345           0     104,911           0   2,427,800           0

Net Assets,
ending  $   470,219 $    62,345 $   288,557 $   104,911 $12,133,125 $ 2,427,800
         ==========  ==========  ==========  ==========  ==========  ==========

Units
sold        385,073      77,370     215,014     101,623  11,993,056   2,234,612

Units
redeemed    (30,705)    (18,865)   (102,552)        (38) (5,761,517)   (108,240)

Net increase
(decrease)  354,368      58,505     112,462     101,585   6,231,539   2,126,372

Units outstanding,
begin.       58,505           0     101,585           0   2,126,372           0

Units outstanding,
ending      412,873      58,505     214,047     101,585   8,357,911   2,126,372
         ==========  ==========  ==========  ==========  ==========  ==========

(1) For the Period from May 1, 1997 to December 31, 1997

The accompanying notes are an integral part of the financial statements

                            AUL American Unit Trust
         Statements of Operations and Changes in Net Assets (continued)
                 for the years ended December 31, 1998 and 1997

                  Janus                               SAFECO
         -----------------------  ----------------------------------------------
            Flexible Income               Equity                  Growth
         -----------------------  ----------------------  ----------------------
             1998       1997(1)      1998       1997(1)      1998      1997(1)
         -----------  ----------  ----------  ----------  ----------  ----------

Operations:

Dividend
income  $   101,781 $     7,720 $   136,921 $    15,690 $   982,700 $   242,103

Mortality
& expense
charges      14,514         744      11,787         673      64,381       4,985

Net Investment
Income
(Loss)       87,267       6,976     125,134      15,017     918,319     237,118

Gain (Loss) on Investments:

Net realized
gain
(loss)        5,591       2,900      11,324        (127)   (131,487)     49,644

Net change in
unrealized
appreciation
(deprec.)   (12,265)     (3,837)    155,729     (10,581) (1,196,621)   (180,480)

Net Gain
(Loss)       (6,674)       (937)    167,053     (10,708) (1,328,108)   (130,836)

Increase (Decrease)
In Net Assets from
Oper.        80,593       6,039     292,187       4,309    (409,789)    106,282

Contract Owner Transactions:

Proceeds
from units
sold      2,506,207     410,273   2,516,740     212,703  10,102,077  2,041,581

Cost of units
redeemed   (319,886)   (102,655)   (111,758)       (889) (1,752,970  ) (642,558)

Increase
(Decrease)2,186,321     307,618   2,404,982     211,814   8,349,107   1,399,023

Net increase
(decrease)2,266,914     313,657   2,697,169     216,123   7,939,318   1,505,305

Net Assets,
begin.      313,657           0     216,123           0   1,505,305           0

Net Assets,
ending  $ 2,580,571 $   313,657 $ 2,913,292 $   216,123 $ 9,444,623 $ 1,505,305
         ==========  ==========  ==========  ==========  ==========  ==========

Units
sold      2,194,288     385,932   1,932,127     186,896   6,848,637   1,550,299

Units
redeemed   (279,572)    (96,578)    (83,466)       (806) (1,229,365)   (481,184)

Net increase
(decrease)1,914,716     289,354   1,848,661     186,090   5,619,272   1,069,115

Units outstanding,
begin.      289,354           0     186,090           0   1,069,155           0

Units outstanding,
ending    2,204,070     289,354   2,034,751     186,090   6,688,427   1,069,115
         ==========  ==========  ==========  ==========  ==========  ==========

(1) For the Period from May 1, 1997 to December 31, 1997

The accompanying notes are an integral part of the financial statements

Notes to financial statements

1.  Summary of Significant Accounting Policies
The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II(Fidelity), American Century Variable Portfolios, Inc. (American Century), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc. (PBHG), Janus Aspen Series (Janus), and Safeco Resource Series Trust (Safeco).

Security Valuation, Transactions and Related Investment Income

The market value of investments is based on the closing bid prices at December 31, 1998. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Mortality and Expense Risks Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 1998 and 1997 were $5,223,184 and $3,299,521, respectively.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.
AUL deducts an annual administrative charge from each participant's account which may not exceed the lesser of 0.5% of the participant's account value or $7.50 per quarter. The charge is assessed every quarter on a participant account if it is in effect on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. The charges incurred during the years ended December 31, 1998 and 1997 were $262,069 and $306,474, respectively.

AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge depends upon the number of account years the participant's account has been in existence, as follows:

         Account Year                Withdrawal Charge
   ------------------------      ---------------------------
           1 - 5                            8%
           6 - 10                           4%
          11 or more                        0%

The aggregrate withdrawal charges will not exceed 9% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 1998 and 1997 were $303,763 and $199,277, respectively.

3.  Accumulation Unit Value

The change in the  Accumulation  Unit Value per unit for the year ended December
31, 1998, or from inception of operation, May 1, 1998, through December 31, 1998, is:

                           12/31/98    12/31/97    Change
                           --------    --------    ------
AUL American Series Fund:
   Equity                 $2.858297   $2.696745     6.0%
   Money Market            1.320892    1.274444     3.6%
   Bond                    1.847200    1.719983     7.4%
   Managed                 2.348652    2.194762     7.0%
   Tactical                1.175785    1.110125     5.9%
Fidelity:
   High Income             1.588183    1.680960    -5.5%
   Growth                  2.864673    2.079525    37.8%
   Overseas                1.697134    1.524164    11.3%
   Asset Manager           1.852296    1.630253    13.6%
   Index 500               2.895747    2.284968    26.7%
   Equity Income           1.925332    1.746514    10.2%
   Contrafund              2.385912    1.858720    28.4%
American Century:
   VP Capital
     Appreciation          1.131147    1.170649    -3.4%
Alger:
   American Growth         2.559334    1.750190    46.2%
Calvert:
   Social Mid-Cap
     Growth                2.100672    1.638970    28.2%
T. Rowe Price:
   Equity Income           1.990312    1.847792     7.7%
PBHG:
   Growth II               1.138978    1.066050     6.8%
   Technology &
     Communications        1.347791    1.032340    30.6%

                           12/31/98    12/31/97    Change
                           --------    --------    ------
Janus:
   Worldwide Growth        1.451645    1.141625    27.2%
   Flexible Income         1.170811    1.083840     8.0%
Safeco:
   Equity                  1.431636    1.160728    23.3%
   Growth                  1.412139    1.407808     0.3%

                           12/31/98    05/1/98     Change
                           --------    -------     ------

AUL American Series Fund:
   Conservative Investor   1.046823    1.002758     4.4%
   Moderate Investor       1.039569    1.003655     3.6%
   Aggressive Investor     1.037132    1.004549     3.2%

4.  Cost of Investments
    The cost of Investments at December 31, 1998, is:

AUL American Series Fund:
   Equity                       $37,986,347
   Money Market                  10,701,526
   Bond                          13,183,480
   Managed                       26,126,117
   Tactical                          43,649
   Conservative Investor             99,818
   Moderate Investor                186,828
   Aggressive Investor              138,411
Fidelity:
   High Income                   18,895,087
   Growth                        72,414,933
   Overseas                      17,049,893
   Asset Manager                 61,178,847
   Index 500                     75,487,959
   Equity Income                 16,491,115
   Contrafund                    25,010,751
American Century:
   VP Capital
      Appreciation                2,259,167
Alger:
   American Growth               35,211,961
Calvert:
   Social Mid-Cap Growth          4,792,561
T. Rowe Price:
   Equity Income                 36,211,376
PBHG:
   Growth II                        423,219
   Technology &
     Communications                 234,371
Janus:
   Worldwide Growth              10,620,090
   Flexible Income                2,596,672
Safeco:
   Equity                         2,768,145
   Growth                        10,821,724

5. Net Assets
   Net Assets at December 31, 1998, are:

                                   AUL American Series Fund
            --------------------------------------------------------------------
               Equity     Money Market      Bond        Managed      Tact. Asset
            -----------   ------------  -----------   ----------    ------------

Proceeds from
units sold $ 46,954,027  $ 109,394,279 $ 29,889,961  $ 32,471,205  $     43,903

Cost of units
redeemed    (21,220,336)   (99,432,122) (18,954,906)  (13,916,910)         (949)

Net
Investment
Income
(Loss)        5,350,550        739,369    1,985,621     4,985,572           810

Net Realized
Gain (Loss)   6,902,106              0      262,804     2,586,250          (115)

Unrealized
Gain (Loss)   3,118,591              0     (247,716)    2,130,463        (1,551)

           $ 41,104,938  $  10,701,526 $ 12,935,764  $ 28,256,580  $     42,098
            ===========   ============  ===========   ===========   ===========


                     AUL American Series Fund                  Fidelity
            -----------------------------------------  -------------------------
             Conservative    Moderate     Aggressive
               Investor      Investor      Investor    High Income     Growth
            -------------  ------------  ------------  ------------  -----------

Proceeds from
units sold $     98,567  $     185,260 $    159,391   $27,654,355  $ 98,102,076

Cost of units
redeemed              0              0      (24,134)  (12,260,449)  (45,796,954)

Net
Investment
Income
(Loss)            1,251          1,568          803     2,777,829     8,966,370

Net Realized
Gain (Loss)           0              0        2,351       723,351    11,143,442

Unrealized
Gain (Loss)       1,439          4,839        5,717    (1,124,419)   20,534,681

           $    101,257  $     191,667 $    144,128  $ 17,770,667  $ 92,949,615
            ===========   ============  ===========  ===========    ===========

                                          Fidelity
            --------------------------------------------------------------------
               Overseas     Asset Mgr      Index 500     Eqty-Inc     Contrafund
            -------------  ------------  ------------  ------------  -----------

Proceeds from
units sold $ 55,830,495  $  73,363,482 $107,539,048  $ 19,627,529  $ 30,585,824

Cost of units
redeemed    (43,278,891)   (26,509,259) (44,558,855)   (5,138,336)   (8,403,018)

Net
Investment
Income
(Loss)        1,748,531     11,568,598     1,357,912    1,152,121       778,670

Net Realized
Gain (Loss)   2,749,758      2,756,026    11,149,854      849,801     2,049,274

Unrealized
Gain (Loss)     106,082      7,578,194    13,131,837    1,890,218     6,390,998

           $ 17,155,975  $  68,757,041 $  88,619,796 $ 18,381,333  $ 31,401,748
            ===========   ============  ============  ===========   ===========

              American
              Century         Alger         Calvert   T. Rowe Price     PBHG
            -------------  ------------  ------------ -------------  ----------
              VP Capital     American   Social Mid-Cap
             Appreciation     Growth       Growth     Equity Income   Growth II
            -------------  ------------  ------------  ------------  -----------
Proceeds from
units sold $  5,025,831  $  56,797,727 $  23,422,376 $ 40,298,908  $    482,892

Cost of units
redeemed     (2,690,304)   (29,613,008)  (19,678,278)  (8,202,539)      (56,085)

Net
Investment
Income
(Loss)          231,052      3,763,519       656,623    2,277,148        (3,076)

Net Realized
Gain (Loss)    (307,412)     4,263,723       391,840    1,837,859          (513)

Unrealized
Gain (Loss)    (101,928)     6,463,330         5,175    1,768,694        47,001

           $  2,157,239  $  41,675,291 $   4,797,736 $ 37,980,070  $    470,219

   Net Assets at December 31, 1998, are:

                 PBHG                Janus                       Safeco
            ------------- --------------------------- --------------------------
             Technology &   Worldwide      Flexible
            Communications    Growth        Income       Equity       Growth
            ------------- ------------- ------------- ------------- ------------

Proceeds from
units sold $    355,146  $  18,214,927 $   2,916,482 $  2,729,443  $ 12,143,658

Cost of units
redeemed       (116,069)    (7,349,441)     (422,542)    (112,648)   (2,395,528)

Net
Investment
Income
(Loss)           (2,598)       153,377        94,243      140,151     1,155,437

Net Realized
Gain (Loss)      (2,108)      (398,772)        8,490       11,198       (81,843)

Unrealized
Gain (Loss)      54,186      1,513,034       (16,102)     145,148    (1,377,101)

           $    288,557  $  12,133,125 $   2,580,571 $  2,913,292  $  9,444,623
            ===========   ============  ============  ===========   ===========

                                                                             AUL
American United Life Insurance Company
         One American Square
         P.O. Box 368
         Indianapolis, Indiana  46206-0368
         www.aul.com

P-13118A  (1/99)

Back Cover